Cost of goods sold and services provided (Detaills) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	$ (11,579)	$ 9,441	$ 1,064
Acquisition for business combination	380		4,575
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	539	(109)	(30)
Changes in net realizable value of agricultural products after harvest	243	(112)	139
Capitalized finance costs	11
Decrease due to harvest	2,582	1,877	1,234
Purchases and classifications	49,808	37,494	3,014
Consume	17	(819)	(622)
Additions	2,097	1,236	13,659
Deconsolidation	(50,742)	(35,433)	(14,018)
Transfers	(344)	27	317
Expenses incurred	20,724	18,429	7,654
Cumulative translation adjustment	6,101	2,718	2,881
Inventories, end	(12,606)	(11,579)	9,441
At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	23,170	10,426
Inventories, end	30,389	23,170	10,426
Biological Assets [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	760
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	56
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications	160
Consume	(47)
Additions
Deconsolidation
Transfers
Expenses incurred	346
Cumulative translation adjustment	92
Inventories, end	(1,030)	760
Biological Assets [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	176	137
Inventories, end	337	176	137
Inventories [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	776
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	483
Changes in net realizable value of agricultural products after harvest	243
Capitalized finance costs
Decrease due to harvest	2,582
Purchases and classifications	1,614
Consume	64
Additions
Deconsolidation
Transfers
Expenses incurred	251
Cumulative translation adjustment	133
Inventories, end	(1,695)	776
Inventories [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	2,924	2,097
Inventories, end	4,451	2,924	2,097
Rentals And Other Agricultural Services [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications
Consume
Additions
Deconsolidation
Transfers
Expenses incurred	349
Cumulative translation adjustment
Inventories, end
Rentals And Other Agricultural Services [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	189	101
Inventories, end	349	189	101
Subtotal Agricultural Sales And Services [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	1,536
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	539
Changes in net realizable value of agricultural products after harvest	243
Capitalized finance costs
Decrease due to harvest	2,582
Purchases and classifications	1,774
Consume	17
Additions
Deconsolidation
Transfers
Expenses incurred	946
Cumulative translation adjustment	225
Inventories, end	(2,725)	1,536
Subtotal Agricultural Sales And Services [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	3,289	2,335
Inventories, end	5,137	3,289	2,335
Trading Properties And Developments [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	5,783
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs	11
Decrease due to harvest
Purchases and classifications
Consume
Additions	1,870
Deconsolidation
Transfers	(344)
Expenses incurred	28
Cumulative translation adjustment	3,652
Inventories, end	(9,252)	5,783
Trading Properties And Developments [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	1,419	166
Inventories, end	1,748	1,419	166
Communication Services [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications
Consume
Additions
Deconsolidation
Transfers
Expenses incurred	10,484
Cumulative translation adjustment	56
Inventories, end
Communication Services [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	8,467	3,304
Inventories, end	10,540	8,467	3,304
Telephones And Computer Equipment [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	320
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications	3,453
Consume
Additions
Deconsolidation
Transfers
Expenses incurred
Cumulative translation adjustment	178
Inventories, end	(592)	320
Telephones And Computer Equipment [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	2,716	1,304
Inventories, end	3,359	2,716	1,304
Rental And Services [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications
Consume
Additions
Deconsolidation
Transfers
Expenses incurred	3,046
Cumulative translation adjustment
Inventories, end
Rental And Services [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	2,835	1,888
Inventories, end	3,046	2,835	1,888
Good For Resale [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	3,873
Acquisition for business combination	380
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications	44,485
Consume
Additions
Deconsolidation	(50,717)
Transfers
Expenses incurred
Cumulative translation adjustment	1,979
Inventories, end		3,873
Good For Resale [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning
Inventories, end
Hotel Operations Tourism Services And Others [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	67
Acquisition for business combination
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in net realizable value of agricultural products after harvest
Capitalized finance costs
Decrease due to harvest
Purchases and classifications	96
Consume
Additions	227
Deconsolidation	(25)
Transfers
Expenses incurred	6,220
Cumulative translation adjustment	11
Inventories, end	(37)	67
Hotel Operations Tourism Services And Others [Member] | At Cost [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Inventories, beginning	4,444	1,429
Acquisition for business combination
Inventories, end	$ 6,559	$ 4,444	$ 1,429